Note 5 - Credit Assets, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025	Jul. 31, 2025	Jan. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Principal amount	$ 6,141,432		$ 5,050,239	$ 4,761,518
Accrued interest	28,224		23,418	22,835
Total credit assets, net of allowance for credit losses	6,161,542		5,066,378	4,778,316
Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(8,114)		(7,279)	(6,037)
Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	934,191		1,007,232	1,041,076
Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(1,433)	$ (1,643)	(1,848)	(2,056)	$ (1,958)	$ (2,520)
Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 5,207,241		$ 4,043,007	$ 3,720,442